Contingently Redeemable Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	May 31, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	May 31, 2012 Maximum USD ($)	May 31, 2012 Redeemable Common Stock USD ($)
Common Stock Disclosure [Line Items]
Contingently redeemable ordinary shares issued					26,485,961
Proceed from issuance of contingently redeemable ordinary shares					$ 12,000
Contingently redeemable ordinary shares issued, price per-share					$ 0.45307
Market capitalization of the IPO in excess of which triggers forfeiture of redemption right and conversion of Contingently Redeemable Ordinary Shares to the ordinary shares.		300,000		300,000
Description of contingently redeemable ordinary shares	(i) an IPO is consummated on or prior to May 11, 2013 and the market capitalization of the IPO is below US$300,000 or (ii) the IPO has not been consummated on or prior to May 11, 2013. The redemption price shall equal to the Purchase Price plus any interest accrued on the Purchase Price based on the one year USD deposit interest rate for foreign currency deposit established by the People's Bank of China on the Issuance Date.
Percentage of original issuance price holders are entitled to receive in the event of liquidation, dissolution or winding up of the Company	100.00%
Contingently Redeemable Ordinary shares, carrying value		12,142	75,648
Contingently Redeemable Ordinary shares, issuance costs		290	1,813
Contingently Redeemable Ordinary shares, accretion charge		$ 485	3,023